Net interest income (Tables)	6 Months Ended
Jun. 30, 2014
Net interest income
in	6M14	6M13
Net interest income (CHF million)
Loans	2,191	2,136
Investment securities	14	16
Trading assets	5,566	6,130
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,103	1,376
Other	1,006	1,113
Interest and dividend income	9,880	10,771
Deposits	(479)	(507)
Short-term borrowings	(52)	(33)
Trading liabilities	(2,387)	(3,098)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(523)	(733)
Long-term debt	(1,716)	(2,003)
Other	(144)	(121)
Interest expense	(5,301)	(6,495)
Net interest income	4,579	4,276